UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-604



                     Washington Mutual Investors Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                     Date of fiscal year end: April 30, 2005

                   Date of reporting period: October 31, 2004





                              Howard L. Kitzmiller
                                    Secretary
                     Washington Mutual Investors Fund, Inc.
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)


                                   Copies to:
                             JULIAN E. MARKHAM, Esq.
                  THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
                     1212 New York Avenue, Suite 1000, N.W.
                             Washington, D.C. 20005
                          (Counsel for the Registrant)



ITEM 1 - Reports to Stockholders


(logo: American Funds(R))
The right choice for the long term(R)

Washington Mutual Investors Fund

                       (picture: The Birth of Old Glory)

Semi-annual report for the six months ended October 31, 2004

Washington Mutual Investors Fund(SM) seeks to provide income and growth of principal through investments in quality common stocks.

This Fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company(SM), the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2004 (the most recent calendar quarter):

Class A shares
                                                   1 year    5 years  10 years
Reflecting 5.75% maximum sales charge
   Average annual total return                       --      +3.30%    +12.09%
   Cumulative total return                         +9.74%    +17.61%  +213.14%

The Fund's investment adviser and business manager are waiving 5% of their management fees for the period September 1, 2004 through August 31, 2005. Over that one-year period, the fee waivers will amount to approximately a two basis point reduction in fund expenses. Without the waivers the returns of the Fund shown in this report would have been slightly lower.

Results for other share classes can be found on page 24. Please see the inside back cover for important information about other share classes.

Cover: The Birth of Old Glory (detail) by Edward Percy Moran (1917). (picture: The Birth of Old Glory)

Fellow shareholders:

The U.S. economy continued to recover at a moderate pace during the six months ended October 31, 2004. Washington Mutual Investors Fund participated in the economic recovery with a modest increase of 3.0% a share, with dividends reinvested. The Fund's result matched the 3.0% total return of the unmanaged Standard & Poor's 500 Composite Index, a broad measure of the U.S. stock market.

For the past 12 months, your Fund's total return, with distributions reinvested, was 10.9%, outpacing the S&P 500's total return of 9.4%. Over longer periods, your Fund has produced even stronger relative returns, which are as follows:

Average annual total returns
                                      1 year    5 years  10 years Lifetime/1/
Washington Mutual                     +10.9%     +3.4%    +12.6%    +12.8%
S&P 500                                +9.4%     -2.2%    +11.0%    +11.3%


/1/ Since the Fund's inception on July 31, 1952.


Although the Fund's overall return was modest for the six months ended October 31, some industries showed strong gains during the period. Bolstered by sharply rising oil and gas prices, energy stocks -- which made up 9.4% of the Fund's assets at the end of the period -- made the greatest contribution. The Fund benefited from its substantial holdings of ChevronTexaco and Exxon Mobil. Defense stocks gained, reflecting increased government spending for the global war on terrorism. Pharmaceutical stocks generally lagged the market during this period because of adverse publicity involving specific drugs, which were withdrawn from the market.

The Federal Reserve Board has signaled its intention to increase the federal funds rate at a measured pace to what it terms a neutral level. Since June 30, the Fed has raised the rate four times to its current level of 2.0%. In contrast, long-term interest rates have generally declined; the rate on 10-year government notes is around the four percent level. Equity prices are usually not greatly affected until the final stages of a series of expected interest rate increases.

Dividends have always been important to your Fund, so it is a pleasure to report that in the six months under review, 45 companies in Washington Mutual's portfolio -- 28% of total holdings -- declared dividend increases. As a result of this trend, Fund Directors were able to increase the quarterly dividend on the Fund's Class A shares paid on September 20, 2004, to 14 cents a share from
13.5 cents. The Fund's December dividend income will be favorably affected by the receipt of a special dividend of $3.00 a share on its holdings of 27.9 million shares of Microsoft. As a result of the Microsoft special dividend, the Fund also expects to pay a special dividend in December, in addition to its regular quarterly dividend of 14 cents a share.

As of October 31, your Fund's total assets were $71.0 billion, the highest level ever reported in the Fund's 52-year history. We believe that our investment management approach -- the multiple portfolio counselor system -- is an effective way to manage the Fund's sizable holdings. Under this system, the Fund's assets are divided into portions. Each of the Fund's eight portfolio counselors manages a portion independently; a ninth portion is managed by the Fund's research analysts, who are specialists in specific industries. All investment decisions are made within the standards established by Washington Mutual's objective, policies and restrictions.

We cordially welcome our new shareholders and express appreciation for the loyalty of our shareholder family, which now consists of more than 3.6 million accounts.

We will be pleased to hear your comments and questions at any time.

Cordially,

(signature) (signature) (signature)

James H. Lemon, Jr.,     Harry J. Lister,             Jeffrey L. Steele,
Chairman of the Board    Vice Chairman of the Board   President of the Fund

December 10, 2004

For current information about the Fund, visit americanfunds.com.

Summary investment portfolio October 31, 2004                         unaudited

Beginning with this report, a summary portfolio, approved under rules adopted by the Securities and Exchange Commission this year, will replace the complete listing of portfolio holdings used in previous shareholder reports. This summary portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. The schedule includes each of the Fund's 50 largest holdings and investments of any issuer for which the total value of all holdings in that issuer exceeds 1% of the Fund's net assets. A complete schedule of portfolio holdings is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

                                   Percent of
Five largest industry sectors      net assets

Financials                            22.00%
Industrials                           11.44
Health care                           10.46
Energy                                 9.43
Consumer staples                       9.13

                                   Percent of
Ten largest holdings               net assets

JPMorgan Chase                         3.21%
Exxon Mobil                            2.81
ChevronTexaco                          2.76
General Electric                       2.67
Bank of America                        2.40
Fannie Mae                             2.20
Bristol-Myers Squibb                   2.14
SBC Communications                     1.98
Wells Fargo                            1.94
BellSouth                              1.63

                                                        Market Value  Percent of
Common stocks -- 96.51%                         Shares         (000)  net assets

Energy -- 9.43%

ChevronTexaco Corp.                         36,881,000   $ 1,956,906      2.76%
ConocoPhillips                               8,307,750       700,426       .99
Exxon Mobil Corp.                           40,576,600     1,997,180      2.81
Marathon Oil Corp.                          13,450,000       512,580       .72
Other securities                                           1,524,592      2.15
                                                           6,691,684      9.43

Materials -- 4.52%

Alcoa Inc.                                  15,250,000       495,625       .70
International Paper Co.                     20,700,000       797,157      1.12
Weyerhaeuser Co.                            10,350,000       648,324       .91
Other securities                                           1,269,060      1.79
                                                           3,210,166      4.52

Industrials -- 11.44%

Boeing Co.                                  10,700,000       533,930       .75
General Electric Co.                        55,600,000     1,897,072      2.67
Northrop Grumman Corp.                      11,050,000       571,838       .81
United Technologies Corp.                    6,800,000       631,176       .89
Other securities                                           4,486,739      6.32
                                                           8,120,755     11.44

Consumer discretionary -- 8.32%

General Motors Corp.                        26,313,400     1,014,382      1.43
Limited Brands, Inc.                        22,000,000       545,160       .77
Lowe's Companies, Inc.                      17,500,000       984,900      1.39
Target Corp.                                12,900,000       645,258       .91
TJX Companies, Inc.                         21,000,000       503,580       .71
Other securities                                           2,209,061      3.11
                                                           5,902,341      8.32

Consumer staples -- 9.13%

Avon Products, Inc.                         12,700,000       502,285       .71
H.J. Heinz Co.                              17,450,000       634,308       .89
Kimberly-Clark Corp.                        13,003,100       775,895      1.09
Sara Lee Corp.                              25,300,000       588,984       .83
Walgreen Co.                                18,877,700       677,521       .96
Wal-Mart Stores, Inc.                       11,350,000       611,992       .86
Other securities                                           2,687,419      3.79
                                                           6,478,404      9.13

Health care -- 10.46%

Abbott Laboratories                         18,050,000       769,471      1.08
Bristol-Myers Squibb Co.                    64,935,000     1,521,427      2.14
Cardinal Health, Inc.                       11,325,000       529,444       .75
Eli Lilly and Co.                           20,400,000     1,120,164      1.58
Pfizer Inc                                  35,475,000     1,027,001      1.45
Wyeth                                       15,100,000       598,715       .84
Other securities                                           1,856,725      2.62
                                                           7,422,947     10.46

Financials -- 22.00%

American International Group, Inc.          14,250,000       865,117      1.22
Bank of America Corp.                       37,950,000     1,699,780      2.40
Bank of New York Co., Inc.                  25,750,000       835,845      1.18
Citigroup Inc.                              11,806,000       523,832       .74
Fannie Mae                                  22,200,000     1,557,330      2.20
Freddie Mac                                 10,890,000       725,274      1.02
HSBC Holdings PLC (ADR)                     10,272,000       832,340      1.17
J.P. Morgan Chase & Co.                     58,986,560     2,276,881      3.21
St. Paul Travelers Companies, Inc.          15,220,000       516,871       .73
Washington Mutual, Inc.                     20,350,000       787,749      1.11
Wells Fargo & Co.                           23,100,000     1,379,532      1.94
Other securities                                           3,607,530      5.08
                                                          15,608,081     22.00

Information technology -- 6.05%

Hewlett-Packard Co.                         41,288,900       770,451      1.08
International Business Machines Corp.        7,795,000       699,601       .99
Microsoft Corp.                             27,850,000       779,522      1.10
Texas Instruments Inc.                      21,085,300       515,536       .73
Other securities                                           1,525,423      2.15
                                                           4,290,533      6.05

Telecommunication services -- 7.64%

AT&T Corp.                                  33,325,999       570,208       .80
BellSouth Corp.                             43,250,000     1,153,477      1.63
SBC Communications Inc.                     55,700,000     1,406,982      1.98
Sprint Corp. - FON Group                    41,283,400       864,887      1.22
Verizon Communications Inc.                 28,070,000     1,097,537      1.55
Other securities                                             324,862       .46
                                                           5,417,953      7.64

Utilities -- 7.52%

American Electric Power Co., Inc.           16,880,800       555,885       .78
Dominion Resources, Inc.                     9,785,000       629,371       .89
Other securities                                           4,152,047      5.85
                                                           5,337,303      7.52

Total common stocks (cost: $56,729,682,000)               68,480,167     96.51

Consumer discretionary -- 0.16%

General Motors Corp., Series B,
  5.25% convertible debentures 2032            $61,050        56,923       .08

Other securities                                              56,960       .08
                                                             113,883       .16

Other -- 0.20%

Other                                                        142,239       .20

Total convertible securities (cost: $257,896,000)            256,122       .36

                                      Principal Amount  Market Value  Percent of
Short-term securities -- 2.94%                   (000)         (000)  net assets

Abbott Laboratories Inc. 1.76% - 1.91%
  due 11/23/2004 - 12/21/2004 /1/             $  68,100   $    67,943       .09%

American General Finance Corp. 1.74%
  due 11/15/2004                                20,000        19,985       .03

Bank of America Corp. 1.95%  due 12/27/2004     35,000        34,891       .05

Eli Lilly and Co. 1.73%  due 11/4/2004 /1/       41,400        41,392       .06

General Electric Capital Services, Inc.
  1.72% due 11/8/2004                           50,000        49,981       .07

Pfizer Inc 1.79% - 1.93%
  due 12/16/2004 - 1/3/2005 /1/                 125,200       124,837       .18

SBC Communications Inc. 1.90%
  due 12/2/2004 /1/                              50,000        49,916       .07

Wal-Mart Stores Inc. 1.82% - 1.85%
  due 11/23/2004 - 12/7/2004 /1/                154,762       154,516       .22

Other securities                                           1,538,988      2.17
Total short-term securities
  (cost: $2,082,504,000)                                   2,082,449      2.94

Total investment securities
  (cost: $59,070,082,000)                                 70,818,738     99.81

Other assets less liabilities                                134,531        .19

Net assets                                               $70,953,269    100.00%

"Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

Investments in affiliates:

A company is considered to be an affiliate of the Fund under the Investment Company Act of 1940 if the Fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the Fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended October 31, 2004, appear below.

                                                          Dividend
                Beginning                      Ending      income   Market value
Company          shares   Purchases   Sales    shares       (000)       (000)

Ashland Inc.    3,680,000    --        --     3,680,000    $2,024     $212,042


/1/ Restricted security that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $796,221,000, which represented 1.12% of the net assets of the Fund.

ADR = American Depositary Receipts


See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at October 31, 2004 unaudited

                     (dollars and shares in thousands, except per-share amounts)
Assets:
  Investment securities at market:
    Unaffiliated issuers (cost: $58,892,810)          $70,606,696
    Affiliated issuers (cost: $177,272)                   212,042    $70,818,738
  Cash                                                                       463
  Receivables for:
    Sales of investments                                   61,372
    Sales of Fund's shares                                 95,120
    Dividends and interest                                180,030        336,522
                                                                      71,155,723

Liabilities:
  Payables for:
    Purchases of investments                               84,536
    Repurchases of Fund's shares                           58,877
    Management services                                    15,346
    Services provided by affiliates                        42,509
    Deferred Directors' and
      Advisory Board compensation                           1,039
    Other fees and expenses                                   147        202,454
Net assets at October 31, 2004                                       $70,953,269

Net assets consist of:
  Capital paid in on shares of capital stock                         $58,575,069
  Undistributed net investment income                                    295,094
  Undistributed net realized gain                                        334,450
  Net unrealized appreciation                                         11,748,656
Net assets at October 31, 2004                                       $70,953,269

Total authorized capital stock -- 4,000,000 shares, $.001 par value (2,416,756 total shares outstanding)

                Net assets Shares outstanding Net asset value per share /1/

Class A        $59,344,120       2,019,846                  $29.38
Class B          2,765,191          94,638                   29.22
Class C          2,773,718          95,090                   29.17
Class F          2,273,209          77,518                   29.32
Class 529-A        516,041          17,579                   29.36
Class 529-B        130,016           4,445                   29.25
Class 529-C        188,469           6,444                   29.25
Class 529-E         28,670             979                   29.27
Class 529-F         16,568             565                   29.32
Class R-1           23,401             800                   29.25
Class R-2          487,863          16,722                   29.18
Class R-3        1,365,696          46,679                   29.26
Class R-4          524,298          17,885                   29.32
Class R-5          516,009          17,566                   29.38


/1/ Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $31.17 and $31.15, respectively.

See Notes to Financial Statements


Financial statements
Statement of operations for the six months ended October 31, 2004 unaudited

                                                          (dollars in thousands)
Investment income:

  Income:
    Dividends (net of non-U.S. withholding
      tax of $1,048; also includes $2,024
      from affiliates)                                   $927,461
    Interest                                               26,773    $   954,234

  Fees and expenses:
    Investment advisory services                           67,533
    Business management services                           26,366
    Distribution services                                 103,618
    Transfer agent services                                25,686
    Administrative services                                 8,395
    Reports to shareholders                                 1,332
    Registration statement and prospectus                   1,702
    Postage, stationery and supplies                        3,295
    Directors' and Advisory Board compensation                360
    Auditing and legal                                        159
    Custodian                                                 215
    Other                                                      77
    Total expenses before reimbursement/waiver            238,738
      Reimbursement/waiver of expenses                      1,930        236,808

  Net investment income                                                  717,426

Net realized loss and unrealized appreciation on investments:
  Net realized loss on investments                                      (30,425)
  Net unrealized appreciation on investments                           1,323,056
    Net realized loss and unrealized appreciation
      on investments                                                   1,292,631
Net increase in net assets resulting from operations                  $2,010,057

See Notes to Financial Statements

Statement of changes in net assets

                                                          (dollars in thousands)

                                                     Six months     Year ended
                                                    ended October    April 30,
                                                    31, 2004 /1/        2004
Operations:
  Net investment income                            $    717,426   $  1,221,227
  Net realized (loss) gain on investments              (30,425)      1,391,805
  Net unrealized appreciation on investments          1,323,056      9,001,008
    Net increase in net assets resulting
      from operations                                 2,010,057     11,614,040

Dividends and distributions paid to shareholders:
  Dividends from net investment income                (623,997)    (1,130,674)
  Distributions from net realized gain
    on investments                                           --      (405,371)
    Total dividends and distributions paid to
      shareholders                                    (623,997)    (1,536,045)

Capital share transactions                            2,766,776      8,507,821

Total increase in net assets                          4,152,836     18,585,816

Net assets:
  Beginning of period                                66,800,433     48,214,617
  End of period (including undistributed net
    investment income: $295,094 and $201,665,
    respectively)                                   $70,953,269    $66,800,433


/1/ Unaudited


See Notes to Financial Statements

Notes to financial statements unaudited

1. Organization and significant accounting policies

Organization -- Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The Fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The Fund's share classes are described below:

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan(SM).


                            Initial          Contingent deferred sales
Share class              sales charge         charge upon redemption            Conversion feature

Classes A and 529-A       Up to 5.75%        None (except 1% for certain      None
                                             redemptions within one year
                                             of purchase without an
                                             initial sales charge)

Classes B and 529-B       None               Declines from 5% to zero         Classes B and 529-B convert
                                             for redemptions within           to classes A and 529-A,
                                             six years of purchase            respectively, after eight years

Class C                   None               1% for redemptions within        Class C converts to Class F
                                             one year of purchase             after 10 years

Class 529-C               None               1% for redemptions within        None
                                             one year of purchase

Class 529-E               None               None                             None

Classes F and 529-F       None               None                             None

Classes R-1, R-2,         None               None                             None
R-3, R-4 and R-5


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies -- The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

Security valuation -- Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the Fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income -- Security transactions are recorded by the Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -- Income, fees, and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions -- Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; and amortization of premiums. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund. As of October 31, 2004, the cost of investment securities for federal income tax purposes was $59,083,358,000.

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                               $   296,565
Accumulated short-term capital losses                                 (96,819)
Undistributed long-term capital gains                                 444,113
Gross unrealized appreciation on investment securities             14,228,234
Gross unrealized depreciation on investment securities             (2,492,854)
Net unrealized appreciation on investment securities               11,735,380

During the six months ended October 31, 2004, the Fund realized, on a tax basis, a net capital loss of $29,839,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

Six months ended October 31, 2004
                Distributions from     Distributions from    Total distributions
Share class       ordinary income    long-term capital gains           paid

Class A               $549,726                 --                  $549,726
Class B                 15,307                 --                    15,307
Class C                 14,176                 --                    14,176
Class F                 19,019                 --                    19,019
Class 529-A              4,179                 --                     4,179
Class 529-B                582                 --                       582
Class 529-C                846                 --                       846
Class 529-E                193                 --                       193
Class 529-F                122                 --                       122
Class R-1                  113                 --                       113
Class R-2                2,395                 --                     2,395
Class R-3                8,781                 --                     8,781
Class R-4                3,746                 --                     3,746
Class R-5                4,812                 --                     4,812
Total                 $623,997                 --                  $623,997

Year ended April 30, 2004
                Distributions from     Distributions from    Total distributions
Share class       ordinary income    long-term capital gains        paid

Class A             $1,023,435               $353,523            $1,376,958
Class B                 26,631                 14,964                41,595
Class C                 22,527                 13,551                36,078
Class F                 27,287                 10,227                37,514
Class 529-A              6,006                  2,219                 8,225
Class 529-B                904                    592                 1,496
Class 529-C              1,240                    804                 2,044
Class 529-E                262                    117                   379
Class 529-F                127                     54                   181
Class R-1                  152                     94                   246
Class R-2                2,866                  1,661                 4,527
Class R-3                8,967                  4,233                13,200
Class R-4                3,296                  1,130                 4,426
Class R-5                6,974                  2,202                 9,176
Total               $1,130,674               $405,371            $1,536,045

3. Fees and transactions with related parties

Business management services -- The Fund has a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Fund's general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Fund's contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. Under the agreement, all expenses chargeable to the Class A shares of the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 0.175% on the first $3 billion of daily net assets and decreasing to 0.035% of such assets in excess of $67 billion. During the six months ended October 31, 2004, WMC reduced business management services fees by $442,000. As a result, the fee shown in the accompanying financial statements of $26,366,000, which was equivalent to an annualized rate of 0.076%, was reduced to $25,924,000, or 0.075% of average daily net assets. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), earned $323,000 on its retail sales of shares and distribution plans of the Fund and received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Fund.

Investment advisory services -- Capital Research and Management Company (CRMC), the Fund's investment adviser, is the parent company of American Funds Service Company (AFS), the Fund's transfer agent, and American Funds Distributors, Inc.
(AFD), the principal underwriter of the Fund's shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.185% on such assets in excess of $55 billion. The Board of Directors approved an amended agreement, effective June 17, 2004, continuing the series of rates to include an additional annual rate of 0.180% on daily net assets in excess of $71 billion. During the six months ended October 31, 2004, CRMC reduced investment advisory services fees by $1,148,000. As a result, the fee shown on the accompanying financial statements of $67,533,000, which was equivalent to an annualized rate of 0.195%, was reduced to $66,385,000, or 0.192% of average daily net assets.

Class-specific fees and expenses -- Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     Distribution services -- The Fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of October 31, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     Share class                Currently approved limits            Plan limits
     Class A                              0.25%                         0.25%
     Class 529-A                          0.25                          0.50
     Classes B and 529-B                  1.00                          1.00
     Classes C, 529-C and R-1             1.00                          1.00
     Class R-2                            0.75                          1.00
     Classes 529-E and R-3                0.50                          0.75
     Classes F, 529-F and R-4             0.25                          0.50

     Transfer agent services -- The Fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     Administrative services -- The Fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended October 31, 2004, CRMC agreed to pay a portion of these fees for classes R-1 and R-2. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the six months ended October 31, 2004, were as follows (dollars in thousands):

                                                                                     Administrative services
                                                                                                          Commonwealth
                                                                              CRMC                         of Virginia
                                       Distribution    Transfer agent    administrative  Transfer agent  administrative
     Share class                         services         services          services        services        services
     Class A                             $67,252            $24,490    Not applicable     Not applicable  Not applicable
     Class B                              13,394              1,196    Not applicable     Not applicable  Not applicable
     Class C                              13,194             |                 $1,979            $   275  Not applicable
     Class F                               2,640             |                  1,584                107  Not applicable
     Class 529-A                             361             |                    356                 34            $237
     Class 529-B                             605             |                     91                 25              61
     Class 529-C                             867             |                    130                 29              87
     Class 529-E                              66        Included in                20                  2              13
     Class 529-F                              17      administrative               11                  1               7
     Class R-1                               102         services                  15                  8  Not applicable
     Class R-2                             1,620             |                    324                914  Not applicable
     Class R-3                             2,987             |                    896                643  Not applicable
     Class R-4                               513             |                    308                  2  Not applicable
     Class R-5                    Not applicable             |                    231                  5  Not applicable

     Total                              $103,618            $25,686            $5,945             $2,045            $405


Deferred Directors' and Advisory Board compensation -- Since the adoption of the deferred compensation plan in 1994, Independent Directors and Advisory Board members may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Directors' and Advisory Board compensation in the accompanying financial statements includes $343,000 in current fees (either paid in cash or deferred) and a net increase of $17,000 in the value of the deferred amounts.

Affiliated officers and Directors -- WMC and JLC are both wholly owned subsidiaries of JLG. All officers of the Fund and all of its Directors who are affiliated with JLG receive no compensation directly from the Fund in such capacities.

4. Capital share transactions

Capital share transactions in the Fund were as follows (dollars and shares in thousands):

Six months ended October 31, 2004

                                               Reinvestments
                                                of dividends
                          Sales<F1>           and distributions        Repurchases<F1>             Net increase
Share class          Amount      Shares      Amount      Shares      Amount      Shares        Amount      Shares

Class A           $3,580,577     123,400    $515,695     17,456   $(2,950,343)   (101,676)    $1,145,929    39,180
Class B              254,518       8,822      14,622        497      (106,468)     (3,692)       162,672     5,627
Class C              389,313      13,513      13,356        454      (140,812)     (4,893)       261,857     9,074
Class F              458,193      15,813      16,867        572      (161,864)     (5,584)       313,196    10,801
Class 529-A           86,369       2,980       4,179        142       (10,123)       (350)        80,425     2,772
Class 529-B           18,238         631         582         20        (1,598)        (55)        17,222       596
Class 529-C           32,215       1,115         846         28        (4,249)       (147)        28,812       996
Class 529-E            5,280         183         193          6          (677)        (24)         4,796       165
Class 529-F            5,046         174         122          4          (343)        (12)         4,825       166
Class R-1              9,582         333         113          4        (3,086)       (108)         6,609       229
Class R-2            146,299       5,074       2,395         82       (40,176)     (1,394)       108,518     3,762
Class R-3            398,346      13,766       8,761        298       (74,232)     (2,566)       332,875    11,498
Class R-4            212,821       7,317       3,746        127       (29,855)     (1,030)       186,712     6,414
Class R-5            139,232       4,786       4,621        156       (31,525)     (1,089)       112,328     3,853

Total net
increase
(decrease)        $5,736,029     197,907    $586,098     19,846   $(3,555,351)   (122,620)    $2,766,776    95,133


Year ended April 30, 2004

                                               Reinvestments
                                                of dividends
                          Sales<F1>           and distributions        Repurchases<F1>             Net increase
Share class          Amount      Shares      Amount      Shares      Amount      Shares        Amount      Shares

Class A          $ 8,658,906     316,038  $1,297,927     46,995   $(5,596,587)   (204,091)    $4,360,246   158,942
Class B              784,093      28,982      39,955      1,448      (160,096)     (5,858)       663,952    24,572
Class C            1,132,018      41,659      34,320      1,244      (212,342)     (7,789)       953,996    35,114
Class F            1,021,066      37,267      33,743      1,219      (256,599)     (9,291)       798,210    29,195
Class 529-A          183,817       6,679       8,223        297       (12,711)       (458)       179,329     6,518
Class 529-B           45,906       1,683       1,496         54        (2,506)        (91)        44,896     1,646
Class 529-C           73,740       2,685       2,044         74        (5,645)       (204)        70,139     2,555
Class 529-E           11,711         426         379         14          (728)        (26)        11,362       414
Class 529-F            7,909         288         181          6          (387)        (13)         7,703       281
Class R-1             11,914         436         246          9        (5,604)       (203)         6,556       242
Class R-2            293,230      10,725       4,527        163       (53,205)     (1,943)       244,552     8,945
Class R-3            911,148      33,444      13,186        474      (108,485)     (3,956)       815,849    29,962
Class R-4            275,613       9,872       4,426        159       (42,240)     (1,520)       237,799     8,511
Class R-5            139,624       5,078       8,914        322       (35,306)     (1,292)       113,232     4,108

Total net
increase
(decrease)       $13,550,695     495,262  $1,449,567     52,478   $(6,492,441)   (236,735)    $8,507,821   311,005

<F1>Includes exchanges between share classes of the Fund.

5. Investment transactions and other disclosures

The Fund made purchases and sales of investment securities, excluding short-term securities, of $6,933,557,000 and $4,963,762,000, respectively, during the six months ended October 31, 2004.

The Fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended October 31, 2004, the custodian fee of $215,000 included $12,000 that was offset by this reduction, rather than paid in cash.

Financial highlights<F1>


                            Income (loss) from            Dividends and
                         investment operations<F2>        distributions
                                                                                                                Ratio
                                                                                                      Ratio     of ex-
                                                                                                      of ex-    penses
                                    Net                                                               penses    to aver-  Ratio
                                   gains                                                              to aver-  age net   of net
                                 (losses)            Divi-                                            age net   assets    income
                  Net            on secur   Total    dends           Total                    Net     assets    after     (loss)
                 Asset     Net     ities    from     (from   Distri- divi-    Net           assets    before    reim      to
                 value   invest-   (both   invest-    net    butions dends   asset          end of    reim-     burse-    aver-
                begin-   ment     realized  ment    invest- (from     and    value,  Total  period    burse-    ment/     age
                ning of  income    and un-  oper-    ment   capital  distri- end of return (in        ment/     waiver    net
                period   (loss)  realized)  ations  income) gains)   butions period <F3>   millions)  waiver <F4>         assets


Class A:

  Six months
  ended 10/31/
  2004<F5>      $28.79    $ .32    $ .55    $ .87    $(.28) $ --     $(.28) $29.38    3.00%  $59,344   .61%<F6>  .60%<F6> 2.15%<F6>

  Year ended
  4/30/2004      23.99      .59     4.94     5.53     (.54)    (.19)  (.73)  28.79   23.19    57,027   .64       .64      2.14

  Year ended
  4/30/2003      28.37      .55    (4.35)   (3.80)    (.54)    (.04)  (.58)  23.99  (13.36)   43,701   .67       .67      2.28

  Year ended
  4/30/2002      29.80      .50     (.75)    (.25)    (.54)    (.64) (1.18)  28.37    (.73)   50,669   .65       .65      1.72

  Year ended
  4/30/2001      29.14      .57     3.17     3.74     (.58)   (2.50) (3.08)  29.80   13.54    48,700   .65       .65      1.95

  Year ended
  4/30/2000      35.31      .61    (3.09)   (2.48)    (.58)   (3.11) (3.69)  29.14   (6.96)   47,319   .63       .63      1.91

Class B:

  Six months
  ended 10/31/
  2004<F5>       28.64      .20      .55      .75     (.17)   --      (.17)  29.22    2.60     2,765  1.38<F6>  1.38<F6>  1.37<F6>

  Year ended
  4/30/2004      23.88      .37     4.92     5.29     (.34)    (.19)  (.53)  28.64   22.25     2,549  1.40      1.40      1.36

  Year ended
  4/30/2003      28.25      .36    (4.32)   (3.96)    (.37)    (.04)  (.41)  23.88  (14.01)    1,538  1.45      1.45      1.52

  Year ended
  4/30/2002      29.71      .25     (.72)    (.47)    (.35)    (.64)  (.99)  28.25   (1.50)    1,097  1.41      1.41       .88

  Year ended
  4/30/2001      29.11      .29     3.22     3.51     (.41)   (2.50) (2.91)  29.71   12.67       289  1.42      1.42       .99

  Period from
  3/15/2000 to
  4/30/2000      26.93      .02     2.16     2.18    --       --     --      29.11    8.09        34   .17       .17       .08

Class C:

  Six months
  ended 10/31/
  2004<F5>       28.59      .19      .55      .74     (.16)   --      (.16)  29.17    2.57     2,774  1.46<F6>  1.46<F6>  1.29<F6>

  Year ended
  4/30/2004      23.84      .35     4.92     5.27     (.33)    (.19)  (.52)  28.59   22.19     2,460  1.48      1.48      1.27

  Year ended
  4/30/2003      28.22      .35    (4.33)   (3.98)    (.36)    (.04)  (.40)  23.84  (14.10)    1,214  1.51      1.51      1.46

  Year ended
  4/30/2002      29.70      .21     (.73)    (.52)    (.32)    (.64)  (.96)  28.22   (1.68)      678  1.51      1.51       .72

  Period from
  3/15/2001 to
  4/30/2001      28.32     (.02)    1.40     1.38    --       --     --      29.70    4.87        36   .23       .23      (.07)

Class F:

  Six months
  ended 10/31/
  2004<F5>       28.74      .30      .54      .84     (.26)   --      (.26)  29.32    2.93     2,273   .70<F6>   .69<F6>  2.05<F6>

  Year ended
  4/30/2004      23.95      .56     4.94     5.50     (.52)    (.19)  (.71)  28.74   23.13     1,917   .71       .71      2.04

  Year ended
  4/30/2003      28.33      .53    (4.34)   (3.81)    (.53)    (.04)  (.57)  23.95  (13.42)      899   .74       .74      2.24

  Year ended
  4/30/2002      29.79      .42     (.72)    (.30)    (.52)    (.64) (1.16)  28.33    (.89)      444   .78       .78      1.46

  Period from
  3/15/2001 to
  4/30/2001      28.37      .01     1.41     1.42    --       --     --      29.79    5.01        16   .12       .12       .04

Class 529-A:

  Six months
  ended 10/31/
  2004<F5>       28.76      .30      .56      .86     (.26)   --      (.26)  29.36    2.97       516   .71<F6>   .70<F6>  2.04<F6>

  Year ended
  4/30/2004      23.97      .56     4.95     5.51     (.53)    (.19)  (.72)  28.76   23.07       426   .71       .71      2.03

  Year ended
  4/30/2003      28.36      .54    (4.35)   (3.81)    (.54)    (.04)  (.58)  23.97  (13.38)      199   .70       .70      2.29

  Period from
  2/15/2002 to
  4/30/2002      27.71      .04      .75      .79     (.14)   --      (.14)  28.36    2.82        49   .16       .16       .14

Class 529-B:

  Six months
  ended 10/31/
  2004<F5>       28.68      .17      .54      .71     (.14)   --      (.14)  29.25    2.47       130  1.58<F6>  1.58<F6>  1.17<F6>

  Year ended
  4/30/2004      23.91      .32     4.96     5.28     (.32)    (.19)  (.51)  28.68   22.08       110  1.59      1.59      1.15

  Year ended
  4/30/2003      28.34      .32    (4.35)   (4.03)    (.36)    (.04)  (.40)  23.91  (14.18)       53  1.62      1.62      1.36

  Period from
  2/19/2002 to
  4/30/2002      27.25     (.01)    1.22     1.21     (.12)   --      (.12)  28.34    4.38        11   .30       .30      (.02)

Class 529-C:

  Six months
  ended 10/31/
  2004<F5>       28.67      .17      .55      .72     (.14)   --      (.14)  29.25    2.52       188  1.58<F6>  1.57<F6>  1.17<F6>

  Year ended
  4/30/2004      23.91      .32     4.93     5.25     (.30)    (.19)  (.49)  28.67   22.06       156  1.58      1.58      1.15

  Year ended
  4/30/2003      28.33      .32    (4.34)   (4.02)    (.36)    (.04)  (.40)  23.91  (14.18)       69  1.61      1.61      1.38

  Period from
  2/15/2002 to
  4/30/2002      27.71     (.01)     .75      .74     (.12)   --      (.12)  28.33    2.65        15   .32       .32      (.03)

Class 529-E:

  Six months
  ended 10/31/
  2004<F5>       28.69      .25      .54      .79     (.21)   --      (.21)  29.27    2.76        29  1.06<F6>  1.05<F6>  1.69<F6>

  Year ended
  4/30/2004      23.92      .46     4.94     5.40     (.44)    (.19)  (.63)  28.69   22.68        23  1.06      1.06      1.68

  Year ended
  4/30/2003      28.34      .45    (4.35)   (3.90)    (.48)    (.04)  (.52)  23.92  (13.73)        9  1.08      1.08      1.92

  Period from
  3/1/2002 to
  4/30/2002      28.59      .01     (.13)    (.12)    (.13)   --      (.13)  28.34    (.44)        1   .17       .17       .04

Class 529-F:

  Six months
  ended 10/31/
  2004<F5>       28.74      .28      .55      .83     (.25)   --      (.25)  29.32    2.89        17   .80<F6>   .80<F6>  1.93<F6>

  Year ended
  4/30/2004      23.96      .53     4.95     5.48     (.51)    (.19)  (.70)  28.74   23.00        11   .81       .81      1.90

  Period from
  9/16/2002 to
  4/30/2003      23.98      .32      .10      .42     (.40)    (.04)  (.44)  23.96    1.85         3   .82<F6>   .82<F6>  2.25<F6>

Class R-1:

  Six months
  ended 10/31/
  2004<F5>       28.68      .18      .55      .73     (.16)   --      (.16)  29.25    2.55        23  1.51<F6>  1.48<F6>  1.25<F6>

  Year ended
  4/30/2004      23.92      .35     4.93     5.28     (.33)    (.19)  (.52)  28.68   22.16        16  1.52      1.49      1.25

  Period from
  5/29/2002 to
  4/30/2003      28.52      .32    (4.46)   (4.14)    (.42)    (.04)  (.46)  23.92  (14.50)        8  1.71<F6>  1.51<F6>  1.50<F6>

Class R-2:

  Six months
  ended 10/31/
  2004<F5>       28.60      .19      .55      .74     (.16)   --      (.16)  29.18    2.59       488  1.61<F6>  1.45<F6>  1.29<F6>

  Year ended
  4/30/2004      23.88      .35     4.91     5.26     (.35)    (.19)  (.54)  28.60   22.12       371  1.69      1.45      1.26

  Period from
  5/31/2002 to
  4/30/2003      28.46      .33    (4.40)   (4.07)    (.47)    (.04)  (.51)  23.88  (14.29)       96  1.78<F6>  1.47<F6>  1.58<F6>

Class R-3:

  Six months
  ended 10/31/
  2004<F5>       28.68      .25      .54      .79     (.21)   --      (.21)  29.26    2.77     1,366  1.04<F6>  1.04<F6>  1.69<F6>

  Year ended
  4/30/2004      23.93      .46     4.94     5.40     (.46)    (.19)  (.65)  28.68   22.68     1,009  1.07      1.07      1.63

  Period from
  6/4/2002 to
  4/30/2003      27.81      .41    (3.74)   (3.33)    (.51)    (.04)  (.55)  23.93  (11.94)      125  1.11<F6>  1.09<F6>  1.95<F6>

Class R-4:

  Six months
  ended 10/31/
  2004<F5>       28.73      .30      .56      .86     (.27)   --      (.27)  29.32    2.97       524   .69<F6>   .68<F6>  2.04<F6>

  Year ended
  4/30/2004      23.95      .56     4.94     5.50     (.53)    (.19)  (.72)  28.73   23.11       330   .70       .70      2.01

  Period from
  5/20/2002 to
  4/30/2003      28.78      .51    (4.74)   (4.23)    (.56)    (.04)  (.60)  23.95  (14.66)       71   .74<F6>   .73<F6>  2.32<F6>

Class R-5:

  Six months
  ended 10/31/
  2004<F5>       28.79      .34      .56      .90     (.31)   --      (.31)  29.38    3.11       516   .39<F6>   .38<F6>  2.35<F6>

  Year ended
  4/30/2004      23.99      .65     4.94     5.59     (.60)    (.19)  (.79)  28.79   23.49       395   .39       .39      2.36

  Period from
  5/15/2002 to
  4/30/2003      28.84      .57    (4.78)   (4.21)    (.60)    (.04)  (.64)  23.99  (14.57)      230   .41<F6>   .41<F6>  2.51<F6>


                            Six months         Year ended April 30
                         ended October 31,
                             2004<F5>     2004  2003  2002  2001  2000
Portfolio turnover rate
for all classes of shares       7%         12%   21%   22%   25%   26%

<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

<F2> Based on average shares outstanding.

<F3> Total returns exclude all sales charges, including contingent deferred sales charges.

<F4> The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC and WMC. During the six months ended 10/31/2004, CRMC and WMC reduced fees for investment advisory services and business management services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

<F5> Unaudited.

<F6> Annualized.

See Notes to Financial Statements

Expense example                                                        unaudited

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 through October 31, 2004).

Actual expenses -- The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You may use the information in the table on the next page to estimate the impact of these fees by adding the amount of the fees to the number in the first line for your share class under the heading entitled "Expenses paid during period", and subtracting the amount of the fees from the number in the first line under the heading entitled "Ending account value".

Hypothetical example for comparison purposes -- The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You may use the information in the table below to estimate the impact of these fees by adding the amount of the fees to the number in the second line for your share class under the heading entitled "Expenses paid during period", and subtracting the amount of the fees from the number in the second line under the heading entitled "Ending account value".

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 Beginning           Ending
                               account value      account value     Expenses paid      Annualized
                                  5/1/2004         10/31/2004     during period<F1>   expense ratio
Class A -- actual return          $1,000.00         $1,030.00          $3.07                .60%
Class A -- assumed 5% return       1,000.00          1,022.18           3.06                .60
Class B -- actual return           1,000.00          1,026.03           7.05               1.38
Class B -- assumed 5% return       1,000.00          1,018.25           7.02               1.38
Class C -- actual return           1,000.00          1,025.70           7.45               1.46
Class C -- assumed 5% return       1,000.00          1,017.85           7.43               1.46
Class F -- actual return           1,000.00          1,029.31           3.53                .69
Class F -- assumed 5% return       1,000.00          1,021.73           3.52                .69
Class 529-A -- actual return       1,000.00          1,029.74           3.58                .70
Class 529-A -- assumed 5% return   1,000.00          1,021.68           3.57                .70
Class 529-B -- actual return       1,000.00          1,024.74           8.06               1.58
Class 529-B -- assumed 5% return   1,000.00          1,017.24           8.03               1.58
Class 529-C -- actual return       1,000.00          1,025.18           8.01               1.57
Class 529-C -- assumed 5% return   1,000.00          1,017.29           7.98               1.57
Class 529-E -- actual return       1,000.00          1,027.64           5.37               1.05
Class 529-E -- assumed 5% return   1,000.00          1,019.91           5.35               1.05
Class 529-F -- actual return       1,000.00          1,028.93           4.09                .80
Class 529-F -- assumed 5% return   1,000.00          1,021.17           4.08                .80
Class R-1 -- actual return         1,000.00          1,025.48           7.56               1.48
Class R-1 -- assumed 5% return     1,000.00          1,017.74           7.53               1.48
Class R-2 -- actual return         1,000.00          1,025.85           7.40               1.45
Class R-2 -- assumed 5% return     1,000.00          1,017.90           7.38               1.45
Class R-3 -- actual return         1,000.00          1,027.67           5.32               1.04
Class R-3 -- assumed 5% return     1,000.00          1,019.96           5.30               1.04
Class R-4 -- actual return         1,000.00          1,029.75           3.48                .68
Class R-4 -- assumed 5% return     1,000.00          1,021.78           3.47                .68
Class R-5 -- actual return         1,000.00          1,031.09           1.95                .38
Class R-5 -- assumed 5% return     1,000.00          1,023.29           1.94                .38


<F1>Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half-year period).

Other share class results                                             unaudited


Returns for periods ended September 30, 2004 (the most recent calendar quarter):

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

                                                                           1 year Life of class

Class B shares
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six
  years of purchase                                                        +10.57%   +5.44% /1/
Not reflecting CDSC                                                        +15.57%   +5.80% /1/

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are
  sold within one year of purchase                                         +14.48%   +2.95% /2/
Not reflecting CDSC                                                        +15.48%   +2.95% /2/

Class F shares /3/
Not reflecting annual asset-based fee charged by sponsoring firm           +16.37%   +3.76% /2/

Class 529-A shares
Reflecting 5.75% maximum sales charge                                       +9.65%   +2.31%/4/
  Not reflecting maximum sales charge                                      +16.32%   +4.64% /4/

Class 529-B shares
Reflecting applicable CDSC, maximum of 5%, payable only if
  shares are sold within six years of purchase                             +10.30%   +2.96% /5/
Not reflecting CDSC                                                        +15.30%   +4.40% /5/

Class 529-C shares
Reflecting applicable CDSC, maximum of 1%, payable only if
  shares are sold within one year of purchase                              +14.33%   +3.73% /4/
Not reflecting CDSC                                                        +15.33%   +3.73% /4/

Class 529-E shares /3/                                                     +15.93%   +3.06% /6/

Class 529-F shares /3/
Not reflecting annual asset-based fee charged by sponsoring firm           +16.24%  +13.17% /7/


The Fund's investment adviser and business manager are waiving 5% of their management fees for the period September 1, 2004 through August 31, 2005. Over that one-year period, the fee waivers will amount to approximately a two basis point reduction in fund expenses. Without the waivers the returns of the Fund shown in this report would have been slightly lower.


/1/ Average annual total return from March 15, 2000, when Class B shares were first sold.

/2/ Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.

/3/ These shares are sold without any initial or contingent deferred sales charge.

/4/ Average annual total return from February 15, 2002, when Class 529-A and Class 529-C shares were first sold.

/5/ Average annual total return from February 19, 2002, when Class 529-B shares were first sold.

/6/ Average annual total return from March 1, 2002, when Class 529-E shares were first sold.

/7/ Average annual total return from September 16, 2002, when Class 529-F shares were first sold.


There are several ways to invest in Washington Mutual Investors Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.78 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC(C)) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.86 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.09 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds and CollegeAmerica. This and other important information is contained in the Fund's prospectus and the CollegeAmerica program description, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The Fund's proxy voting record for the 12 months ended June 30, 2004, is also available on the SEC and American Funds websites.

A complete portfolio of Washington Mutual Investors Fund's investments is available free of charge on the SEC website or upon request by calling AFS.

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC (800/SEC-0330).

This report is for the information of shareholders of Washington Mutual Investors Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

(logo: American Funds(R))

The right choice for the long term(R)

(logo Washington Mutal Investors Fund)

Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
202/842-5665

Offices of the Fund and of the business manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent

American Funds Service Company (Please write to the address nearest you.)

P.O. Box 25065, Santa Ana, CA 92799-5065

P.O. Box 659522, San Antonio, TX 78265-9522

P.O. Box 6007, Indianapolis, IN 46206-6007

P.O. Box 2280, Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Thompson, O'Donnell, Markham,
Norton & Hannon
1212 New York Avenue, NW
Washington, DC 20005-3987

Independent registered public accounting firm

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406


The Capital Group Companies

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-901-1204P (S1952) (recylce logo) Printed on recycled paper




ITEM 2 - Code of Ethics


Not applicable to this filing.


Item 3 - Audit Committee Financial Expert

Not applicable to this filing.


Item 4 - Principal Accountant Fees and Services

Not applicable to this filing.


Item 5 - Audit Committee Disclosure for Listed Companies

Not applicable to this Registrant


Item 6 - Schedule of Investments

American Funds


Washington Mutual Investors Fund
Investment portfolio

October 31, 2004                                                                                    unaudited

                                                                                                 Market value
Common stocks-- 96.51%                                                         Shares                   (000)
-------------------------------------------------------------------------------------------------------------

ENERGY -- 9.43%
Apache Corp.                                                                4,000,000             $   202,800
Ashland Inc.1                                                               3,680,000                 212,042
ChevronTexaco Corp.                                                        36,881,000               1,956,906
ConocoPhillips                                                              8,307,750                 700,426
EOG Resources, Inc.                                                         2,325,000                 154,752
Exxon Mobil Corp.                                                          40,576,600               1,997,180
Halliburton Co.                                                             4,300,000                 159,272
Marathon Oil Corp.                                                         13,450,000                 512,580
Schlumberger Ltd.                                                           3,625,000                 228,157
Sunoco, Inc.                                                                2,750,000                 204,490
Unocal Corp.                                                                8,696,500                 363,079
                                                                                                    6,691,684

MATERIALS -- 4.52%
Air Products and Chemicals, Inc.                                            7,061,000                 375,504
Alcoa Inc.                                                                 15,250,000                 495,625
Crompton Corp.                                                                990,001                   9,207
E.I. du Pont de Nemours and Co.                                             9,900,000                 424,413
International Paper Co.                                                    20,700,000                 797,157
MeadWestvaco Corp.                                                          3,391,200                 106,925
PPG Industries, Inc.                                                        4,100,000                 261,375
Temple-Inland Inc.                                                          1,550,000                  91,636
Weyerhaeuser Co.                                                           10,350,000                 648,324
                                                                                                    3,210,166

INDUSTRIALS -- 11.44%
3M Co.                                                                      3,875,000                 300,584
Avery Dennison Corp.                                                        2,000,000                 121,680
Boeing Co.                                                                 10,700,000                 533,930
Burlington Northern Santa Fe Corp.                                          3,450,000                 144,244
Caterpillar Inc.                                                            1,225,000                  98,661
Deere & Co.                                                                 4,638,100                 277,266
Deluxe Corp.                                                                2,200,000                  83,798
Dover Corp.                                                                 2,000,000                  78,540
Eaton Corp.                                                                 1,200,000                  76,740
Emerson Electric Co.                                                        5,900,000                 377,895
Fluor Corp.                                                                 4,036,500                 187,455
General Dynamics Corp.                                                      2,125,000                 217,005
General Electric Co.                                                       55,600,000               1,897,072
Honeywell International Inc.                                                2,500,000                  84,200
IKON Office Solutions, Inc.                                                 4,681,700                  49,158







                                                                                                    unaudited

                                                                                                 Market value
Common stocks                                                                  Shares                   (000)
------------------------------------------------------------------------------------------------------------

INDUSTRIALS (continued)
Illinois Tool Works Inc.                                                    2,603,900             $   240,288
Ingersoll-Rand Co. Ltd., Class A                                            1,700,000                 116,348
Lockheed Martin Corp.                                                       6,450,000                 355,330
Northrop Grumman Corp.                                                     11,050,000                 571,838
Pitney Bowes Inc.                                                           8,514,900                 372,527
Raytheon Co.                                                                7,400,000                 269,952
ServiceMaster Co.                                                           8,750,000                 112,350
Southwest Airlines Co.                                                      7,500,000                 118,275
Tyco International Ltd.                                                    13,589,700                 423,319
Union Pacific Corp.                                                         1,400,000                  88,158
United Parcel Service, Inc., Class B                                        3,700,000                 292,966
United Technologies Corp.                                                   6,800,000                 631,176
                                                                                                    8,120,755

CONSUMER DISCRETIONARY -- 8.00%
Best Buy Co., Inc.                                                          4,000,000                 236,880
Carnival Corp., units                                                       8,050,000                 407,008
Dana Corp.                                                                  3,200,000                  47,712
Dow Jones & Co., Inc.                                                       1,287,600                  56,976
Gannett Co., Inc.                                                             800,000                  66,360
General Motors Corp.                                                       26,313,400               1,014,382
Genuine Parts Co.                                                           5,375,000                 214,409
Knight-Ridder, Inc.                                                         1,100,000                  75,383
Limited Brands, Inc.                                                       22,000,000                 545,160
Lowe's Companies, Inc.                                                     17,500,000                 984,900
May Department Stores Co.                                                   6,200,000                 161,572
McDonald's Corp.                                                            7,000,000                 204,050
Newell Rubbermaid Inc.                                                      8,000,000                 172,480
NIKE, Inc., Class B                                                         1,150,000                  93,506
Stanley Works                                                               1,000,000                  44,520
Target Corp.                                                               12,900,000                 645,258
TJX Companies, Inc.                                                        21,000,000                 503,580
VF Corp.                                                                    3,800,000                 204,554
                                                                                                    5,678,690

CONSUMER STAPLES -- 9.03%
Albertson's, Inc.                                                          16,956,750                 386,783
Avon Products, Inc.                                                        12,700,000                 502,285
Coca-Cola Co.                                                               8,645,800                 351,538
ConAgra Foods, Inc.                                                        10,930,000                 288,552
General Mills, Inc.                                                        10,400,000                 460,200
H.J. Heinz Co.                                                             17,450,000                 634,308
Kellogg Co.                                                                 7,200,000                 309,600
Kimberly-Clark Corp.                                                       13,003,100                 775,895
PepsiCo, Inc.                                                               8,400,000                 416,472
Procter & Gamble Co.                                                        4,700,000                 240,546
Sara Lee Corp.                                                             25,300,000                 588,984
Unilever NV (New York registered)                                           2,800,000                 163,212
Walgreen Co.                                                               18,877,700                 677,521
Wal-Mart Stores, Inc.                                                      11,350,000                 611,992
                                                                                                    6,407,888









                                                                                                    unaudited

                                                                                                 Market value
Common stocks                                                              Shares                       (000)
------------------------------------------------------------------------------------------------------------

HEALTH CARE -- 9.64%
Abbott Laboratories                                                        18,050,000           $     769,471
Aetna Inc.                                                                  1,850,000                 175,750
Applera Corp. - Applied Biosystems Group                                    8,733,000                 166,626
Becton, Dickinson and Co.                                                   2,250,000                 118,125
Bristol-Myers Squibb Co.                                                   64,935,000               1,521,427
Cardinal Health, Inc.                                                      11,325,000                 529,444
CIGNA Corp.                                                                 1,519,800                  96,447
Eli Lilly and Co.                                                          20,400,000               1,120,164
Johnson & Johnson                                                           3,700,000                 216,006
Merck & Co., Inc.                                                          13,250,000                 414,858
Pfizer Inc                                                                 35,475,000               1,027,001
Schering-Plough Corp.                                                       4,560,800                  82,596
Wyeth                                                                      15,100,000                 598,715
                                                                                                    6,836,630

FINANCIALS -- 22.00%
AFLAC Inc.                                                                  2,750,000                  98,670
Allstate Corp.                                                              8,618,300                 414,454
American Express Co.                                                        3,450,000                 183,092
American International Group, Inc.                                         14,250,000                 865,117
Aon Corp.                                                                   9,900,000                 202,059
Bank of America Corp.                                                      37,950,000               1,699,780
Bank of New York Co., Inc.                                                 25,750,000                 835,845
Citigroup Inc.                                                             11,806,000                 523,832
Comerica Inc.                                                               3,500,000                 215,285
Fannie Mae                                                                 22,200,000               1,557,330
Freddie Mac                                                                10,890,000                 725,274
Hartford Financial Services Group, Inc.                                     3,275,000                 191,522
HSBC Holdings PLC (ADR)                                                    10,272,000                 832,340
J.P. Morgan Chase & Co.                                                    58,986,560               2,276,881
Jefferson-Pilot Corp.                                                       5,925,000                 286,118
Lincoln National Corp.                                                      6,950,000                 304,410
Marsh & McLennan Companies, Inc.                                           11,684,900                 323,204
National City Corp.                                                         2,800,000                 109,116
PNC Financial Services Group, Inc.                                          1,520,000                  79,496
SLM Corp.                                                                   2,100,000                  95,046
St. Paul Travelers Companies, Inc.                                         15,220,000                 516,871
SunTrust Banks, Inc.                                                        2,200,000                 154,836
U.S. Bancorp                                                               11,775,000                 336,883
Wachovia Corp.                                                              8,670,000                 426,651
Washington Mutual, Inc.                                                    20,350,000                 787,749
Wells Fargo & Co.                                                          23,100,000               1,379,532
XL Capital Ltd., Class A                                                    2,575,000                 186,688
                                                                                                   15,608,081

INFORMATION TECHNOLOGY -- 6.05%
Applied Materials, Inc.2                                                    9,500,000                 152,950
Automatic Data Processing, Inc.                                             7,200,000                 312,408
Dell Inc.2                                                                  1,600,000                  56,096
Electronic Data Systems Corp.                                              14,098,800                 299,881
First Data Corp.                                                            3,850,000                 158,928
Hewlett-Packard Co.                                                        41,288,900                 770,451







                                                                                                    unaudited

                                                                                                 Market value
Common stocks                                                             Shares                        (000)
-------------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (continued)
Intel Corp.                                                                 5,300,000           $     117,978
International Business Machines Corp.                                       7,795,000                 699,601
Linear Technology Corp.                                                     5,400,000                 204,552
Microsoft Corp.                                                            27,850,000                 779,522
Oracle Corp.2                                                               5,500,000                  69,630
Texas Instruments Inc.                                                     21,085,300                 515,536
Xilinx, Inc.                                                                5,000,000                 153,000
                                                                                                    4,290,533

TELECOMMUNICATION SERVICES -- 7.64%
ALLTEL Corp.                                                                5,914,100                 324,862
AT&T Corp.                                                                 33,325,999                 570,208
BellSouth Corp.                                                            43,250,000               1,153,477
SBC Communications Inc.                                                    55,700,000               1,406,982
Sprint Corp. - FON Group                                                   41,283,400                 864,887
Verizon Communications Inc.                                                28,070,000               1,097,537
                                                                                                    5,417,953

UTILITIES -- 7.52%
Ameren Corp.                                                                2,300,000                 110,400
American Electric Power Co., Inc.                                          16,880,800                 555,885
Cinergy Corp.                                                                 875,000                  34,580
Consolidated Edison, Inc.                                                   6,800,000                 295,460
Constellation Energy Group, Inc.                                            1,600,000                  64,992
Dominion Resources, Inc.                                                    9,785,000                 629,371
DTE Energy Co.                                                              4,150,000                 177,247
Duke Energy Corp.                                                          17,940,000                 440,068
Exelon Corp.                                                               10,791,000                 427,539
FirstEnergy Corp.                                                           9,133,635                 377,493
FPL Group, Inc.                                                             6,129,000                 422,288
NiSource Inc.                                                               4,900,000                 105,105
Pinnacle West Capital Corp.                                                 3,555,000                 151,514
PPL Corp.                                                                   2,000,000                 104,000
Progress Energy, Inc.                                                      11,225,418                 463,610
Public Service Enterprise Group Inc.                                        7,600,000                 323,684
Puget Sound Energy, Inc.                                                    3,200,000                  74,432
Southern Co.                                                               13,000,000                 410,670
Xcel Energy Inc.                                                            9,881,000                 168,965
                                                                                                    5,337,303

MISCELLANEOUS -- 1.24%
Other common stocks in initial period of acquisition                                                  880,484


Total common stocks (cost: $56,729,682,000)                                                        68,480,167




                                                                         Shares or principal
Convertible securities-- 0.36%                                                        amount
--------------------------------------------------------------------------------------------

INDUSTRIALS -- 0.02%
Northrop Grumman Corp. 7.25% convertible preferred 2004                         140,000 units          14,338






                                                                                                    unaudited

                                                                         Shares or principal     Market value
Convertible securities                                                                amount            (000)
--------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 0.16%
Gap, Inc. 5.75% convertible notes 2009                                      $44,500,000             $  56,960
General Motors Corp., Series B, 5.25% convertible debentures 2032           $61,050,000                56,923
                                                                                                      113,883

HEALTH CARE -- 0.02%
Baxter International Inc. 7.00% convertible preferred 2006                      300,000 units          15,426


TELECOMMUNICATION SERVICES -- 0.13%
ALLTEL Corp. 7.75% convertible preferred 2005                                 1,500,000 units          76,050
CenturyTel, Inc. 6.875% ACES 2005                                               575,000 units          14,461
                                                                                                       90,511

UTILITIES -- 0.03%
Ameren Corp. 9.75% ACES convertible preferred 2005                              760,000 units          21,964


Total convertible securities (cost: $257,896,000)                                                     256,122




                                                                            Principal amount
Short-term securities-- 2.94%                                                          (000)
--------------------------------------------------------------------------------------------

Abbott Laboratories Inc. 1.76%-1.91% due 11/23-12/21/20043                  $  68,100                  67,943
American General Finance Corp. 1.74% due 11/15/2004                            20,000                  19,985
Bank of America Corp. 1.95% due 12/27/2004                                     35,000                  34,891
Caterpillar Financial Services Corp. 1.52%-1.80% due 11/3-12/3/2004            49,200                  49,163
Ciesco LLC 1.80% due 11/23/2004                                                32,500                  32,463
Citicorp 1.88%-1.90% due 12/6-12/8/2004                                        65,000                  64,875
Clipper Receivables Co., LLC 1.88%-1.94% due 11/22-12/10/20043                 59,000                  58,892
Coca-Cola Co. 1.62%-1.74% due 11/5-11/15/2004                                  74,600                  74,565
Colgate-Palmolive Co. 1.74% due 11/1-11/3/20043                                25,800                  25,797
DuPont (E.I.) de Nemours & Co. 1.80%-1.85% due 12/3-12/9/2004                  94,900                  94,719
Eli Lilly and Co. 1.73% due 11/4/20043                                         41,400                  41,392
FCAR Owner Trust I 2.03% due 1/11/2005                                         50,000                  49,784
Federal Farm Credit Banks 1.71%-1.98% due 11/1/2004-2/9/2005                   94,000                  93,677
Federal Home Loan Bank 1.59%-1.80% due 11/1-12/17/2004                        295,900                 295,582
Gannett Co. 1.74% due 11/5/20043                                                8,900                   8,898
General Electric Capital Services, Inc. 1.72% due 11/8/2004                    50,000                  49,981
Hershey Foods Corp. 1.83% due 11/19/20043                                      38,000                  37,959
International Bank for Reconstruction and Development 1.75%-1.88%
     due 12/2-12/28/2004                                                       66,300                  66,112
Pfizer Inc 1.79%-1.93% due 12/16/2004-1/3/20053                               125,200                 124,837
Procter & Gamble Co. 1.71%-1.88% due 11/5-12/3/20043                          183,900                 183,752
SBC Communications Inc. 1.90% due 12/2/20043                                   50,000                  49,916
Tenessee Valley Authority 1.74%-1.84% due 12/2-12/9/2004                       61,000                  60,894
Three Pillars Funding, LLC 1.78% due 11/1/20043                                22,700                  22,699
Triple-A One Funding Corp. 1.84% due 11/17/20043                               19,637                  19,620
U.S. Treasury Bills 1.47%-1.96% due 11/4/2004-2/24/2005                       300,350                 299,537
Wal-Mart Stores Inc. 1.82%-1.85% due 11/23-12/7/20043                         154,762                 154,516










                                                                                                    unaudited

                                                                                                 Market value
Short-term securities                                                                                   (000)
--------------------------------------------------------------------------------------------

Total short-term securities (cost: $2,082,504,000)                                               $  2,082,449


Total investment securities (cost: $59,070,082,000)                                                70,818,738
Other assets less liabilities                                                                         134,531

Net assets                                                                                        $70,953,269


Miscellaneous securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

/1/ Represents an affiliated company as defined under the Investment Company Act of 1940.

/2/ Security did not produce income during the last 12 months.

/3/ Restricted securities that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $796,221,000 which represented 1.12% of the net assets of the fund.

ADR = American Depositary Receipts


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Purchase of Equity Securities by Closed End Management Investment Company and Affiliated Procedures

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a Governance Committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the registrant, c/o the registrant's Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - Exhibits

     (a) Not applicable to this filing.

     (b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto. (a)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 Washington Mutual Investors Fund, Inc.

                                 By Jeffrey L. Steele, President and PEO
                                 Date: December 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By    Jeffrey L. Steele, President and PEO

Date: December 29, 2004



 By   Howard L. Kitzmiller, Senior Vice President, Secretary, and Treasurer

Date: December 29, 2004